Borrowings (Details) - MXN ($) $ in Thousands		12 Months Ended
	Mar. 10, 2020	Jan. 03, 2021	Dec. 31, 2019	Sep. 20, 2020	Jul. 30, 2020	Apr. 13, 2020	Mar. 27, 2020	Mar. 25, 2020
Borrowings (Details) [Line Items]
Description of loans	Betterware entered into a current account credit agreement with HSBC México, S.A., for an amount of Ps. 50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first ammendment agreement was signed, in which the amount of the line of credit was increased to Ps. 150,000. The maturity date of this line of credit is March 10, 2022, and it bears interest at the TIIE rate plus 350 basis points. During 2020, the Group utilized Ps. 115,000, of which as of January 3, 2021 the entire amount has been repaid.
Secured line of credit		$ 373,333	$ 135,209
Line of credit		64,721
Credit amount		80,000
Fair value of borrowings		$ 634,992	$ 679,188
Line of credit agreement, description		The line of credit agreements with Banamex contain the following financial covenants: a)To maintain a short-term debt coverage ratio not lower than 1.5. b)To maintain a total debt coverage ratio not greater than 3.0. c)To maintain a leverage ratio not greater than 7.0. d)To maintain a minimum cash and cash equivalents balance of Ps. 40,000
Banamex [member]
Borrowings (Details) [Line Items]
Secured line of credit						$ 100,000		$ 74,000
Credit amount					$ 195,000
MCRF P, S.A. de C.V. SOFOM, E.N.R. [Member]
Borrowings (Details) [Line Items]
Line of credit							$ 258,750
BBVA [Member]
Borrowings (Details) [Line Items]
Line of credit				$ 75,000
Interest rate				7.50%
Pledged as collateral amount				$ 80,901